RULE 497 DOCUMENT

On behalf of each series of Guggenheim Funds Trust except Guggenheim Multi-Asset Fund (the “Funds”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on January 31, 2019 (Accession No. 0001628280-19-000678), which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST
Exhibit Number              Exhibit:

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase